Fixed Assets	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Fixed Assets

7.    FIXED ASSETS

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
	(In thousands)
Computer equipment	6,562,127	9,764,297	1,573,719
Office building	911,482	1,776,651	286,344
Office building related facility, machinery and equipment	158,174	577,178	93,024
Vehicles	14,996	29,363	4,732
Office equipment	242,065	342,452	55,193
Leasehold improvements	234,180	311,076	50,136
Construction in progress	1,199,086	1,783,641	287,471

	9,322,110	14,584,658	2,350,619
Accumulated depreciation	(3,951,842)	(5,879,294)	(947,569)

	5,370,268	8,705,364	1,403,050

The Company obtained certain computer servers and equipment by entering into capital leases. The gross amount and the accumulated depreciation of these servers and equipment are RMB149.67 million and RMB59.46 million, respectively, as of December 31, 2013 and RMB224.03 million (US$36.11 million) and RMB122.43 million (US$19.73 million), respectively, as of December 31, 2014. Future minimum lease payments of RMB103.48 million are payable in the amounts of RMB57.32 million, RMB39.39 million, RMB6.77million, nil and nil in 2015, 2016, 2017, 2018 and 2019, respectively.

Depreciation expense of the fixed assets, including assets under capital leases, was RMB1.20 billion, RMB1.64 billion and RMB2.19 billion (US$353.77 million) for the years ended December 31, 2012, 2013 and 2014, respectively. The Company recognized impairment loss on fixed assets of nil, RMB2.06 million and nil for the years ended December 31, 2012, 2013 and 2014, respectively.